UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21098

Real Estate Income Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices)  (Zip code)

Robert I. Frenkel, Esq.
c/o Citigroup Asset Management
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-446-1013

Date of fiscal year end: December 31
Date of reporting period: September 30, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

Real Estate Income Fund Inc

FORM N-Q
SEPTEMBER 30, 2005

REAL ESTATE INCOME FUND INC.

Schedule of Investments (unaudited)	September 30, 2005

SHARES	SECURITY	VALUE

COMMON STOCKS — 70.9% Apartments — 8.9%
36,500	Archstone-Smith Trust	$1,455,255
290,000	Camden Property Trust	16,167,500
95,000	Gables Residential Trust	4,146,750
100,000	Mid-America Apartment Communities Inc.	4,651,000
140,000	United Dominion Realty Trust Inc.	3,318,000

	Total Apartments	29,738,505

Diversified — 4.5%
265,000	iStar Financial Inc.	10,713,950
190,000	Lexington Corporate Properties Trust	4,474,500

	Total Diversified	15,188,450

Health Care — 10.2%
174,000	Health Care Property Investors Inc.	4,696,260
305,000	Healthcare Realty Trust Inc.	12,242,700
187,700	OMEGA Healthcare Investors Inc.	2,612,784
511,700	Senior Housing Properties Trust	9,722,300
150,000	Ventas Inc.	4,830,000

	Total Health Care	34,104,044

Home Financing — 0.8%
108,500	Municipal Mortgage & Equity LLC	2,709,245

Industrial — 3.6%
185,000	EastGroup Properties Inc. (a)	8,093,750
161,700	First Potomac Realty Trust	4,155,690

	Total Industrial	12,249,440

Industrial/Office – Mixed — 2.9%
230,000	Liberty Property Trust	9,784,200

Lodging/Resorts — 2.1%
66,100	Eagle Hospitality Properties Trust Inc.	659,678
146,000	Hospitality Properties Trust	6,257,560

	Total Lodging/Resorts	6,917,238

Manufactured Home — 0.9%
90,000	Sun Communities Inc.	2,948,400

Office — 18.7%
203,000	Arden Realty Inc.	8,357,510
163,000	Brandywine Realty Trust	5,067,670
160,000	CarrAmerica Realty Corp.	5,752,000
72,000	Glenborough Realty Trust Inc.	1,382,400
280,000	Highwoods Properties Inc.	8,262,800
848,700	HRPT Properties Trust	10,532,367
135,000	Kilroy Realty Corp.	7,564,050
161,000	Mack-Cali Realty Corp.	7,235,340
210,000	Prentiss Properties Trust	8,526,000

	Total Office	62,680,137

Regional Malls — 4.3%
196,000	Glimcher Realty Trust	4,796,120
148,100	Macerich Co.	9,617,614

	Total Regional Malls	14,413,734

Retail – Free Standing — 2.0%
171,900	Commercial Net Lease Realty Inc.	3,438,000
140,000	Realty Income Corp.	3,347,400

	Total Retail – Free Standing	6,785,400

See Notes to Schedule of Investments. 1

REAL ESTATE INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE

Shopping Centers — 9.5%
385,000	Cedar Shopping Centers Inc.	$5,570,950
171,100	Equity One Inc.	3,978,075
252,000	Heritage Property Investment Trust	8,820,000
104,400	Inland Real Estate Corp.	1,634,904
75,000	New Plan Excel Realty Trust Inc.	1,721,250
250,000	Primaris Retail Real Estate Investment Trust	3,456,221
135,000	Ramco-Gershenson Properties Trust	3,940,650
104,000	Tanger Factory Outlet Centers Inc.	2,892,240

	Total Shopping Centers	32,014,290

Specialty — 2.5%
185,000	Entertainment Properties Trust	8,256,550

	TOTAL COMMON STOCKS (Cost — $159,174,396)	237,789,633

PREFERRED STOCK — 28.3% Apartments — 4.3%
75,000	Apartment Investment & Management Co., Cumulative, Series G, 9.375%	1,986,000
115,000	Apartment Investment & Management Co., Cumulative, Series R, 10.000%	2,973,900
113,000	Apartment Investment & Management Co., Cumulative, Series U, 7.750%	2,828,390
120,000	Apartment Investment & Management Co., Cumulative, Series Y, 7.875%	3,012,000
150,000	BRE Properties Inc., Series C, 6.750%	3,747,000

	Total Apartments	14,547,290

Diversified — 2.1%
109,400	Crescent Real Estate Equities Co., Cumulative Redeemable, Series B, 9.500%	2,943,954
67,000	PS Business Parks Inc., Series M, 7.200%	1,678,350
100,000	Vornado Realty Trust, Series H, 6.750%	2,450,000

	Total Diversified	7,072,304

Health Care — 2.0%
150,000	Health Care Property Investors Inc., Cumulative Redeemable, Series F, 7.100%	3,802,500
120,400	Omega Healthcare Investors Inc., Cumulative Redeemable, Series D, 8.375%	3,123,176

	Total Health Care	6,925,676

Industrial/Office – Mixed — 1.3%
90,000	Bedford Property Investors Inc., Cumulative Redeemable, Series A, 8.750% (b)	4,412,817

Lodging/Resorts — 3.2%
220,000	Boykin Lodging Co., Cumulative, Class A, 10.500%	5,852,000
71,100	Hospitality Properties Trust, Cumulative Redeemable, Series B, 8.875%	1,919,700
26,000	LaSalle Hotel Properties, Cumulative Redeemable, Series A, 10.250%	691,600
90,000	Sunstone Hotel Investors Inc., Cumulative Redeemable, Series A, 8.000%	2,314,692

	Total Lodging/Resorts	10,777,992

Office — 4.9%
50,000	Brandywine Realty Trust, Series D, 7.375%	1,255,000
275,000	CarrAmerica Realty Corp., Cumulative Redeemable, Series E, 7.500%	7,114,250
50,000	HRPT Properties Trust, Cumulative Redeemable, Series A, 9.875%	1,286,000
255,600	HRPT Properties Trust, Cumulative Redeemable, Series B, 8.750%	6,775,956

	Total Office	16,431,206

Regional Malls — 3.6%
85,000	Glimcher Realty Trust, Cumulative Redeemable, Series F, 8.750%	2,207,348
91,700	Mills Corp., Cumulative Redeemable, Series B, 9.000%	2,397,955
35,000	Mills Corp., Cumulative Redeemable, Series E, 8.750%	927,500
6,000	Pennsylvania Real Estate Investment Trust, Cumulative, 11.000%	346,500
32,700	Simon Property Group Inc., Cumulative, Series C, step to yield 7.890%	1,708,575
See Notes to Schedule of Investments. 2

REAL ESTATE INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE

Regional Malls 3.6% (continued)
169,600	Taubman Centers Inc., Cumulative Redeemable, Series H, 7.625%	$4,372,509

	Total Regional Malls	11,960,387

Retail – Free Standing — 0.9%
85,000	Commercial Net Lease Realty Inc., Cumulative, Series A, 9.000%	2,244,850
25,200	Realty Income Corp., Cumulative Redeemable, Series D, 7.375%	663,768

	Total Retail – Free Standing	2,908,618

Self Storage — 0.3%
35,000	Public Storage Inc., Cumulative, Series R, 8.000%	894,600

Shopping Centers — 5.7%
73,000	Cedar Shopping Centers Inc., Cumulative Redeemable, Series A, 8.875%	1,898,000
21,200	Developers Diversified Realty Corp., Cumulative Redeemable, Class F, 8.000%	549,504
130,000	Developers Diversified Realty Corp., Cumulative Redeemable, Class G, 8.600%	3,367,000
131,000	Federal Realty Investment Trust, Cumulative Redeemable, Series B, 8.500%	3,411,240
75,000	New Plan Excel Realty Trust Inc., Cumulative Redeemable, Series E, 7.625%	1,995,000
34,800	Ramco-Gershenson Properties Trust, Cumulative Redeemable, Series B, 9.500%	938,904
63,000	Urstadt Biddle Properties Inc., Cumulative, Series C, 8.500%	6,879,600

	Total Shopping Centers	19,039,248

	TOTAL PREFERRED STOCK (Cost — $91,981,056)	94,970,138

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $251,155,452)	332,759,771

FACE AMOUNT

SHORT-TERM INVESTMENT — 0.1% Repurchase Agreement — 0.1%
$410,000	Interest in $836,655,000 joint tri-party repurchase agreement dated 9/30/05 with Greenwich Capital Markets Inc., 3.850% due 10/3/05, Proceeds at maturity — $410,132; (Fully collateralized by various U.S. government agency & Treasury obligations, 0.000% to 9.375% due 10/15/05 to 8/6/38; Market value — $418,200) (Cost — $410,000)	410,000

	TOTAL INVESTMENTS — 99.3% (Cost — $251,565,452#)	333,169,771
	Other Assets in Excess of Liabilities — 0.7%	2,291,389

	TOTAL NET ASSETS — 100.0%	$335,461,160

(a)	All or a portion of this security is segregated as collateral for swap transactions.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors unless otherwise noted.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments. 3

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Real Estate Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (“1940 Act”), as amended.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a)     Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b)     Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c)     Interest Rate Swaps. In order to manage interest rate sensitivity (duration), the Fund has entered into an interest rate swap agreement with Merrill Lynch Capital Services Inc. (counterparty) pursuant to which, the Fund has guaranteed to make semi-annual payments to the counterparty at predetermined fixed rates, in exchange for floating payments from the counterparty at the 1-month LIBOR, based on notional principal amount. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. Net periodic interest payments to be received or paid are accrued daily and recorded in the Statement of Operations as an adjustment to realized gain or loss.

(d)     Concentration Risk. The fund invests in securities related to the real estate industry and is subject to the risks of real estate markets, including fluctuating property values, changes in interest rates and other mortgage related risks.

(e)     Security Transactions. Security Transactions are accounted for on a trade date basis.

2.     Investments

At September 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$82,374,995
Gross unrealized depreciation	(770,676)

Net unrealized appreciation	$81,604,319

Notes to Schedule of Investments (unaudited) (continued)

At September 30, 2005 the fund was invested in the following interest rate swap contracts with the intent to reduce or eliminate the risk that an increase in short-term interest rates could have an adverse effect on the Fund’s net earnings as a result of leverage.

Swap Counterparty:	Merrill Lynch Capital Services Inc.
Effective Date:	11/25/02
Notional Amount:	$6,500,000
Payments Made by Fund:	Fixed Rate 2.9325%
Payments Received by Fund:	Floating Rate (1-Month Libor)
Termination Date:	11/25/05
Unrealized Appreciation	$9,323
Swap Counterparty:	Merrill Lynch Capital Services Inc.
Effective Date:	11/25/02
Notional Amount:	$26,000,000
Payments Made by Fund:	Fixed Rate 3.6335%
Payments Received by Fund:	Floating Rate (1-Month Libor)
Termination Date:	11/25/07
Unrealized Appreciation	$440,321
Swap Counterparty:	Merrill Lynch Capital Services Inc.
Effective Date:	11/25/02
Notional Amount:	$19,500,000
Payments Made by Fund:	Fixed Rate 4.117%
Payments Received by Fund:	Floating Rate (1-Month Libor)
Termination Date:	11/25/09
Unrealized Appreciation	$285,648
Swap Counterparty:	Merrill Lynch Capital Services Inc.
Effective Date:	7/22/05
Notional Amount:	$30,000,000
Payments Made by Fund:	Fixed Rate 4.44%
Payments Received by Fund:	Floating Rate (1-Month Libor)
Termination Date:	7/22/12
Unrealized Appreciation	$226,603

At September 30, 2005 the Fund had total unrealized appreciation of $961,895 from swap contracts.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Real Estate Income Fund Inc.

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ R. Jay Gerken
Chief Executive Officer

Date: November 28, 2005

By: /s/ Kaprel Ozsolak
Chief Financial Officer

Date: November 28, 2005